Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill
	December 31, 2020	December 31, 2019
Carrying value – January 1	$3,517,315	$-
Goodwill acquired during the year	-	6,517,315
	3,517,315	6,517,315
Impairment losses	-	(3,000,000)
Carrying value – December 31	$3,517,315	$3,517,315

Schedule of Intangible assets
	March 31,2021	December 31,2020
Customer contracts	$233,107	$233,107
License	1,726,965	1,726,965
Intangible assets, including sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets acquired pursuant to 2021 business acquisitions (see Note 12)	5,853,031	—
	7,813,103	1,960,072
Less accumulated amortization	(1,323,381)	(1,164,208)
Carrying value	$6,489,722	$795,864

	December 31, 2020	December 31, 2019
Customer contracts	$233,107	$183,107
License	1,726,965	1,726,965
	1,960,072	1,910,072
Less accumulated amortization	(1,164,208)	(477,518)
Carrying value	$795,864	$1,432,554